Note 7 - Right-of-use Asset	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	RIGHT-OF-USE ASSET

The Company has one office facility under lease. The lease term is 5 years from 2016, with an option to renew the lease for another 5 year term after that date. The Company did not renew the lease on expiry and the lease was expired on February 28, 2021.

Non-cancellable lease rentals are payable as follows:

Less than 1 year	$-
Between 1 and 5 years	-
$-

The Company subleased Suite 609 at 151 Bloor Street West, Toronto Ontario. It also has equipment leases and office lease in Beijing which it has determined are not recognized as right of use assets or lease liabilities as they are short-term lease and low dollar value. The Beijing office lease expense for the period is $7,119

The Company’s lease obligation and movements therein during the period ended June 30, 2021:

Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	21,990
Lease payment	(58,800)
Lease obligation at June 30, 2020	$537,952
Accretion on lease liability	20,492
Lease payment	(58,798)
Adjustment from lease reassessment	(480,046)
Lease obligation at December 31, 2020	$19,600
Lease payment	(19,600)
Lease obligation at June 30, 2021	$-

The Company’s right-of-use assets and movements therein during the period ended June 30, 2021:

Office Lease
Right-of-use assets at January 1, 2020	$514,181
Depreciation on right-of-use assets	(44,939)
Right-of-use assets at June 30, 2020	469,242
Adjustment from lease reassessment	(480,047)
Depreciation on right-of-use assets	27,593
Right-of-use assets at December 31, 2020	$16,788
Depreciation on right-of-use assets	(16,788)
Right-of-use assets at June 30, 2021	$-